Fees Summary	Jul. 03, 2025 MXN ($)	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering		$ 840,227,125
Previously Paid Amount		0
Total Fee Amount		128,638.77
Total Offset Amount		$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is Ps.15,500,000,000.	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is Ps.15,500,000,000.
Net Fee		$ 128,638.77
Narrative - Max Aggregate Offering Price	$ 15,500,000,000
Final Prospectus	true	true